OTHER OPERATING (EXPENSE)/INCOME, NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	¥ 21,258	¥ 16,425	¥ 5,146
Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	13,556
Exploration and production
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	¥ 13,556	¥ 11,605	¥ 4,864
Pre-tax discount rate	10.47%	10.47%	10.80%
Estimated decrease rate of oil price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	¥ 12,611	¥ 10,594	¥ 4,213
Impairment loss due to estimated decrease rate of oil price	3,145
Impairment loss due to estimated increase rate of operating cost	2,659
Impairment loss due to estimated increase discount rate	461
Exploration and production | Investment in associates
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets			651
Exploration and production | Investment in joint ventures
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	907
Exploration and production | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	21	1,005
Exploration and production | Goodwill
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets		6
Exploration and production | Available for sale financial assets
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	17
Chemicals segment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	4,922	2,898	142
Chemicals segment | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	4,779	2,840	142
Chemicals segment | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	143	58
Refining segment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	1,894	1,655	9
Refining segment | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	1,836	1,245	9
Refining segment | Investment in associates
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	10
Refining segment | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	47	410
Refining segment | Intangible assets [member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	1
Marketing and distribution
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	675	267	19
Marketing and distribution | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	597	242	10
Marketing and distribution | Investment in associates
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	19	1	2
Marketing and distribution | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	41	13
Marketing and distribution | Intangible assets [member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	6
Marketing and distribution | Lease prepayment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	12	¥ 11	7
Corporate and others
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	211		112
Corporate and others | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	13		1
Corporate and others | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets			¥ 111
Corporate and others | Goodwill
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-term assets	¥ 198